Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting
Schedule of operations by business segment

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
P&C	821,259	1,032,594	1,090,205	174,990
Life	235,584	276,402	272,755	43,780
Claims Adjusting	177,094	202,003	217,497	34,911
Other	—	5,676	5,660	908
Total net revenues	1,233,937	1,516,675	1,586,117	254,589
Operating costs and expenses
P&C	(389,266)	(1,626,472)	(911,330)	(146,278)
Life	(194,612)	(245,571)	(266,062)	(42,706)
Claims Adjusting	(156,825)	(243,072)	(186,694)	(29,967)
Other	(98,709)	(150,333)	(156,205)	(25,073)
Total operating costs and expenses	(839,412)	(2,265,448)	(1,520,291)	(244,024)
Income (loss) from operations
P&C	431,993	(593,878)	178,875	28,712
Life	40,972	30,831	6,693	1,074
Claims Adjusting	20,269	(41,069)	30,803	4,944
Other	(98,709)	(144,657)	(150,545)	(24,165)
Total income (loss) from operations	394,525	(748,773)	65,826	10,565

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Segment assets
P&C	1,367,326	1,542,536	247,595
Life	200,713	250,126	40,148
Claims Adjusting	108,630	84,325	13,535
Other	1,604,327	1,523,802	244,587
Total assets	3,280,996	3,400,789	545,865